JPMORGAN TRUST II
270 PARK AVENUE
NEW YORK, NEW YORK 10017
March 20, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan U.S. Treasury Plus Money Market Fund and
JPMorgan Liquid Assets Money Market Fund
(the “Funds”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Institutional Shares of the U.S. Treasury Plus Money Market Fund and the Morgan and Class C Shares of the Liquid Assets Money Market Fund. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated July 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated March 7, 2019.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase